UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21044

UM Investment Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue

New York, New York 10036

(Address of principal executive offices) (Zip code)

Stephen M. Benham

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

UM Investment Trust

Schedule of Portfolio Investments as of March 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Undiscovered Managers Multi-Strategy Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

Liquidity	Security Description	Value
	Long-Term Investments — 92.3%
	Investment Vehicles — 92.3% (f) (i)
	Event Driven - Distressed — 11.7%
Quarterly	Boldwater Capital Partners Fund, LP *	$7,125,736
Quarterly	Contrarian Capital Fund I, LP	7,452,885
Quarterly	DDJ October Fund Onshore Feeder, LP *	7,717,559
Quarterly	MAST Credit Opportunities I, LP *	9,872,099
		32,168,279
	Event Driven - Multi Strategy — 3.1%
Quarterly	Canyon Value Realization Fund (Cayman), Ltd.	8,692,812
	Long/Short - Europe — 6.3%
Quarterly	Fuller & Thaler Long Short International Fund, LP *	6,333,611
Quarterly	Glenrock Global Partners, LP *	10,913,940
		17,247,551
	Long/Short - General — 17.3%
Quarterly	Bonanza Partners, LP	10,273,405
Quarterly	Defiance Asset Management Fund, LP	8,242,804
Annually	Lafayette Street Fund, LP *	12,318,994
Quarterly	SC Fundamental Value Fund, LP *	9,836,930
Quarterly	The J-K Navigator Fund, LP *	6,909,867
		47,582,000
	Long/Short - Japan — 6.5%
Quarterly	NE Asia Value Onshore Partners, LP	5,051,658
Quarterly	Standard Pacific Japan Fund, LP *	12,845,402
		17,897,060
	Long/Short - Sector — 33.2%
Quarterly	BP Capital Energy Equity Fund, LP *	10,518,006
Quarterly	CRM Windridge Partners, LP	7,946,435
Quarterly	Connective Capital I, LP *	4,761,214
Quarterly	Crosslink Partners II, LP	9,392,605
Quarterly	Longbow Partners LP	6,391,777
Monthly	Oceanic Hedge Fund	12,216,968
Quarterly	Symmetry Parallax Qualified Partners, LP *	7,541,897
Quarterly	TechnoVision Partners, LP	7,262,475
Quarterly	Vardon Partners II, LP	8,369,546
Quarterly	Ventana Partners II, LP	7,230,201
Monthly	Vine Street Partners, LP	9,886,167
		91,517,291
	Relative Value — 2.4%
Quarterly	Recon Arbitrage Fund, Ltd.	6,788,149
	Short — 11.8%
Daily	AdvantHedge Fund, LP *	3,612,405
Quarterly	Arcas Fund II, LP	5,121,474
Quarterly	Contra Strategic Short Fund, LP *	6,352,974
Quarterly	Kingsford Capital Partners, LP *	5,768,228
Quarterly	SC Opportunity Fund LP **	6,831,731
Quarterly	Standard Pacific Credit Opportunities Fund, LP	4,926,959
		32,613,771
	Total Investment Vehicles (Cost $213,567,998)	254,506,913
	Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
	Shares
550	Federated Prime Value Obligations Fund	550 (Cost $550)
	Total Investments — 92.3%	254,507,463 (Cost $213,568,548)
	Other Assets in Excess of Liabilities — 7.7%	21,104,320
	Net Assets — 100.0%	$275,611,783

Percentages indicated are based on net assets.

Abbreviations:
(f)	Fair Valued Investment.
(g)	Amount rounds to less than 0.1%
(i)	Security has been deemed illiquid and restricted pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
*	All or a portion of this investment is subject to a lockup provision ranging from daily to 1 year.
**	A portion of this investment is subject to a lockup provision of 2 years.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,120,974
Aggregate gross unrealized depreciation	(4,182,059)
Net unrealized appreciation/depreciation	$40,938,915
Federal income tax cost of investments	$213,568,548

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

May 26, 2006